Income Tax (narrative) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Effective income tax rate	32.30%	29.90%	20.50%
Effective Income Tax Rate Continuing Operations Change	2.40%
Unrecognized Tax Benefits, Period Increase (Decrease)	$ 100	$ 100
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	100	100
Tax Credit Carryforward [Line Items]
Valuation allowance - non-current	1,861	1,787
Deferred Income Tax Asset, Net	0	6,997
Deferred Tax Assets, Net, Noncurrent	12,897	14,829
Deferred Income Taxes, Net		$ 0
New York [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	$ 0
Expiration Date	Dec. 31, 2031
California [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	$ 1,200
Expiration Date	Dec. 31, 2026
Wisconsin [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	$ 1,700
Expiration Date	Dec. 31, 2031